Corporate and Other Activity (Detail) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)		$ (2,053)	$ 6,594	$ 7,776	$ 5,844	$ 6,482	$ 6,974	$ 7,969	$ 6,334	$ 18,161	$ 27,759	$ 26,764
Corporate and Other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)										(9,976)	(774)	169
Corporate and Other | Impairment, integration, and restructuring expenses
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)										(10,011)	(127)	0
Revenue reconciling amounts
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	[1]									204	(415)	366
Other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)										$ (169)	$ (232)	$ (197)

[1]	Revenue reconciling amounts for fiscal year 2015 included a net $303 million of previously deferred net revenue related to sales of bundled products and services ("Bundled Offerings"). Revenue reconciling amounts for fiscal year 2014 included a net $349 million of revenue deferrals related to Bundled Offerings. Revenue reconciling amounts for fiscal year 2013 included the recognition of $540 million of revenue previously deferred on sales of Windows 7 with an option to upgrade to Windows 8 Pro at a discounted price.